SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 7 – SUBSEQUENT EVENTS

On July 20, 2015, the Company issued a senior convertible note with a principal amount of $550,000 (the “July 2015 Note”) for a purchase price of $500,000.  The July 2015 Note is due one year from the issuance date.

On January 17, 2016, the Company shall be obligated to pay the lender guaranteed interest equal to 10% of the then outstanding principal. At any time following this date, the July 2015 Note, including all accrued but unpaid interest, default interest and any applicable late charges thereon, shall be convertible at the option of the lender, at a conversion price equal to $7.5321 per share. The July 2015 Note may be prepaid at any time by the Company (i) in shares of common stock of the Company at a 20% discount to the average of the three daily volume weighted average prices of the Company's common stock for the prior three trading days (the “ Prepayment Price ”), provided the Company is then and for a period prior thereto in compliance with certain equity conditions and/or (ii) in cash at a 120% premium to the amount then outstanding.

If the $550,000 principal amount of the July 2015 Note and all accrued but unpaid interest thereof is not paid in full on or before January 16, 2016, the July 2015 Note shall amortize in four equal payments payable on January 20, 2016, February 20, 2016, March 20, 2016 and April 20, 2016. These payments shall be paid (i) in cash at a 120% premium, and/or (ii) in shares of the Company's common stock at the Prepayment Price, provided Blue Calypso is in compliance with certain equity conditions as defined in the July 2015 Note.

On August 17, 2015, we entered into a settlement agreement with IZEA, pursuant to which we settled all outstanding litigation with IZEA. Under the Agreement, IZEA has agreed to pay us a royalty fee of 4.125% of revenue from IZEA’s discontinued legacy platforms SocialSpark, Sponsored Tweets and WeReward.

NOTE 13 – SUBSEQUENT EVENTS During March 2015, the remaining shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 47,646 shares of common stock.